Borrowings and derivative financial instrument - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Profit/(loss) before royalties, carbon tax and tax			R 734	R (3,669)	R (38,794)
Adjusted for:
Amortisation and depreciation			9,367	8,810	10,012
Interest income			(1,568)	(1,337)	(1,369)
Finance expense			5,000	4,571	3,299
Share-based payments			2,114	251	113
Loss/(gain) on financial instruments			3,794	(5,433)	(235)
(Gain)/loss on foreign exchange differences			(155)	215	(1,973)
Share of results of equity-accounted investees after tax			(337)	(212)	1,174
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable			495	447	(45)
Gain on disposal of property, plant and equipment			14	(55)	(105)
Impairments and reversal of impairments			14,007	9,173	47,454
Onerous contract provision			(124)	(817)	1,865
Gain on acquisition		R 0	0	0	(898)
Cyber security costs			0	67	0
Provision for community costs post closure			0	24	0
Corporate leadership costs			50	0	0
Gain on remeasurement of previous interest in Kroondal	R 0		0	0	(298)
Gain on increase in equity-accounted investment			(5)	(2)	(5)
Restructuring costs			247	550	515
Transaction costs			4,543	851	474
Provision for legal settlement cost			(16)	0	0
IFRS 16 lease payments			(267)	(244)	(263)
Compensation for losses incurred			(142)	(26)	0
Occupational healthcare loss/(gain)			49	(76)	(365)
Adjusted EBITDA			R 37,800	13,088	R 20,556
Australia
Adjusted for:
Compensation for losses incurred				R (26)